Performance Management	Sep. 26, 2025
Alder Value Fund [Member] | ADLER VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year and since inception periods compare with those of a broad-based securities market index and a secondary index. The bar chart and table show the performance of the Fund’s Institutional Class. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-408-4682 or by visiting the Fund’s website at www.adlervaluefund.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year and since inception periods compare with those of a broad-based securities market index and a secondary index.
Bar Chart [Heading]	Calendar Year Returns*
Bar Chart [Table]
*	The Fund’s year-to-date return through June 30, 2025 was 7.00%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest	25.91%	June 30, 2020
Lowest	(30.08%)	March 31, 2020

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	7.00%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	25.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(30.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	effective June 13, 2024, the S&P 500® Index has replaced the S&P 500® Value Index as the Fund’s primary index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	One Year	Five Years	Since Inception August 16, 2018)
Return Before Taxes	10.19%	7.75%	8.14%
Return After Taxes on Distributions	9.82%	6.60%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	6.30%	5.80%	6.23%
S&P 500® Index*	25.02%	14.53%	13.98%
S&P 500® Value Index*	12.29%	10.49%	10.96%

*	Prior to June 13, 2024, the S&P 500® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the S&P 500® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The S&P 500® Value Index is now the Fund’s secondary index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.adlervaluefund.com
Performance Availability Phone [Text]	1-800-408-4682
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. The bar chart and table show the performance of the A Class shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower. Updated performance information, current through the most recent month end, is available by calling 1-833-517-1010 or by visiting the Fund’s website at https://mutualfund.evolutionarytree.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Returns – A Class Shares*
Bar Chart [Table]
*	The Fund’s year-to-date return through June 30, 2025 was 9.42%.

Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
15.98%	(4.81%)
(12/31/2023)	(9/30/2023)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	9.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.81%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns For Year/Period Ended December 31, 2024 – A Class	1 Year	Since Inception (February 28, 2022)
Fund Returns Before Taxes	15.12%	2.89%
Fund Returns After Taxes on Distributions	15.12%	2.89%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	8.95%	2.21%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	12.74%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	https://mutualfund.evolutionarytree.com
Performance Availability Phone [Text]	1-833-517-1010
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. The bar chart and table show the performance of the I Class shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-833-517-1010 or by visiting the Fund’s website at https://mutualfund.evolutionarytree.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns – I Class Shares *
Bar Chart [Table]
*	The Fund’s year-to-date return through June 30, 2025 was 9.54%.

Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
16.05%	(29.81%)
(12/31/2023)	(6/30/2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	9.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.81%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns For Year/Period Ended December 31, 2024 – I Class	1 Year	Since Inception (September 9, 2020)
Fund Returns Before Taxes	22.51%	2.04%
Fund Returns After Taxes on Distributions	22.51%	1.75%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.33%	1.45%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	15.32%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	https://mutualfund.evolutionarytree.com
Performance Availability Phone [Text]	1-833-517-1010
Wavelenght Fund [Member] | WAVELENGTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and ten year periods compare with those of a broad-based securities market index and a secondary index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-896-9292 or by visiting the Fund’s website at www.wavelengthfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and ten year periods compare with those of a broad-based securities market index and a secondary index.
Bar Chart [Table]
*	The Fund’s year-to-date return through June 30, 2025 is 4.97%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest	7.20%	(quarter ended June 30, 2020)
Lowest	(6.82%)	(quarter ended June 30, 2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	4.97%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(6.82%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Market Index Changed	effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the S&P U.S. Treasury Bill 0-3 Month Index as the Fund’s primary index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	One Year	Five Year	Ten Years
Return Before Taxes	5.22%	1.92%	2.90%
Return After Taxes on Distributions	3.45%	0.55%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares	3.16%	0.94%	1.73%
Bloomberg U.S. Aggregate Bond Index*	1.25%	(0.33%)	1.35%
S&P U.S. Treasury Bill 0-3 Month Index (reflects no deduction for fees, expenses or taxes)*	5.32%	2.49%	1.76%

*	Prior to June 13, 2024, the S&P U.S. Treasury Bill 0-3 Month Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the S&P U.S. Treasury Bill 0-3 Month Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The S&P U.S. Treasury Bill 0-3 Month Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.wavelengthfunds.com
Performance Availability Phone [Text]	1-866-896-9292